Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (219,764)	$ (26,033)
Intangibles - net	6,248,336	1,802,067
Tradenames/Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles - gross	786,800	786,800
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles - gross	$ 1,041,300	$ 1,041,300
Estimated useful lives (years)	10 years	10 years
Weightged average remaining life (years)	9 years 3 months	9 years 9 months 3 days
Customer Relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weightged average remaining life (years)	9 years 8 months 1 day
Customer Relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weightged average remaining life (years)	9 years 9 months
Franchise Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles - gross	$ 4,600,000
Estimated useful lives (years)	10 years
Liquor Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles - gross	$ 40,000